LOANS AND LEASES - Leasing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 627,742	$ 581,651
Sales-type Lease, Unguaranteed Residual Asset	10,785	16,394
Net Investment in Lease, before Allowance for Credit Loss	638,527	598,045
Sales-type and Direct Financing Leases, Interest Income	$ 38,300	$ 34,200	$ 25,200